Capital disclosures	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital disclosures
Capital disclosures:
The Company’s objectives in managing its liquidity and capital are to safeguard the Company’s ability to continue as a going concern, to provide financial capacity and flexibility to meet its strategic objectives, to provide an adequate return to shareholders commensurate with the level of risk and to return excess cash through a combination of dividends and share repurchases.

As at	Dec 31 2018	Dec 31 2017
Liquidity:
Cash and cash equivalents	$256,077	$375,479
Undrawn credit facilities	300,000	300,000
Total liquidity	$556,077	$675,479
Capitalization:
Unsecured notes, including current portion	$1,189,976	$1,188,163
Egypt limited recourse debt facilities, including current portion	101,226	241,190
Other limited recourse debt facilities, including current portion	167,084	72,918
Total debt	1,458,286	1,502,271
Non-controlling interests	296,628	244,347
Shareholders’ equity	1,511,213	1,500,764
Total capitalization	$3,266,127	$3,247,382
Total debt to capitalization[1]	45%	46%
Net debt to capitalization[2]	40%	39%

[1]	Total debt (including 100% of Egypt and Other limited recourse debt facilities) divided by total capitalization.

[2]	Total debt (including 100% of Egypt and Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.
The Company manages its liquidity and capital structure and makes adjustments to it in light of changes to economic conditions, the underlying risks inherent in its operations and capital requirements to maintain and grow its operations. The strategies employed by the Company may include the issue or repayment of general corporate debt, the issue of project debt, private placements by limited recourse subsidiaries, the issue of equity, the payment of dividends and the repurchase of shares.
The Company is not subject to any statutory capital requirements and has no commitments to sell or otherwise issue common shares except pursuant to outstanding employee stock options.
The Company maintains a $300 million revolving credit facility that expires in December 2022. The undrawn credit facility is provided by highly rated financial institutions and is subject to certain financial covenants (note 8).